EMPLOYEE BENEFIT PLANS - Schedule of Other Changes in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension expense (income)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Before Tax [Roll Forward]
Other comprehensive income (loss), beginning balance	$ (9)	$ 33
Net gain (loss) arising during period	17	51
Actuarial loss (gain)	(27)	(9)
Curtailment loss recognized	0	0
Other comprehensive income (loss), ending balance	1	(9)
Post-Retirement Plan
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Before Tax [Roll Forward]
Other comprehensive income (loss), beginning balance	(12)	(12)
Net gain (loss) arising during period	(2)	1
Prior Service credit (cost) arising during period	0	0
Actuarial loss (gain)	(1)	(1)
Prior service cost	0	0
Other comprehensive income (loss), ending balance	$ (8)	$ (12)